Other income and expenses (Tables)	3 Months Ended
Mar. 31, 2021
Other income and expenses
Schedule of other operating income

	For the Three months ended March 31
in EUR k	2020	2021
Government grants	702	340
Others	243	26
Total other operating income	945	366

Schedule of other operating expenses

	For the Three months ended March 31
in EUR k	2020	2021
Currency losses	—	34
Others	101	—
Total other operating expenses	101	34